Formation of the Company - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2013	Oct. 02, 2013 Warner Chilcott and Actavis Inc. [Member] USD ($) Ratio	Oct. 02, 2013 Actavis Group [Member] Ratio	Oct. 31, 2012 Watson Pharmaceuticals, Inc. [Member] USD ($)	Oct. 31, 2012 Watson Pharmaceuticals, Inc. [Member] EUR (€)
Business Acquisition [Line Items]
Date of incorporation as a private limited company	May 16, 2013
Effective date of re-registration as a public limited company	Sep. 18, 2013
Agreement date of the transaction	May 19, 2013
Ordinary share, conversion ratio		0.160	1.000
Equity consideration		$ 5,833.9
Business acquisition, purchase price				$ 5,469.8	€ 4,219.7
Contingent consideration				5.5	5.5